INVESTMENT SECURITIES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of the proceeds from sales and calls of securities available for sale, as well as gross gains and losses
Proceeds from sales and calls	$ 2,601	$ 76	$ 8,302
Gross gains on sales			216
Gross (losses) on sales and calls		(1)	(1)
Amortized Cost
Due in one year or less	7,569
Due after one year through five years	22,411
Due after ten years	4,457
Subtotal	34,437
US Agencies - MBS	7,962
Total amortized cost	42,399
Estimated Fair Value
Due in one year or less	7,629
Due after one year through five years	22,745
Due after ten years	5,051
Subtotal	35,425
US Agencies - MBS	8,374
Estimated Fair Value	$ 43,799	$ 38,727